Nature of Operations - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Sep. 30, 2013 EUR (€)	Dec. 31, 2014 CNH Global N.V. [Member]	Sep. 30, 2013 CNH Global N.V. [Member] EUR (€)	Sep. 30, 2013 Fiat Industrial [Member] EUR (€)	Dec. 31, 2014 Fiat Industrial [Member]	Jan. 01, 2011 Fiat Industrial [Member]
Nature Of Operations [Line Items]
Ownership percentage by parent							87.00%		89.00%
Share exchange ratio with new entity					3.828		1	1
Nominal value per share		€ 0.01	€ 0.01	€ 0.01		€ 2.25	€ 1.57
Noncontrolling interests reclassified to equity attributable to parent	$ 1,053